October 29, 2007
Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, D.C. 20549

Attention: Filings – Rule 497(e)

RE: The Dreyfus/Laurel Funds, Inc.
- Dreyfus Bond Market Index Fund

1933 Act File No.: 33-16338 1940 Act File No.: 811-5270 CIK No.: 0000819940
Dear Sir/Madam:

      On October 25, 2007, pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), The Dreyfus/Laurel Funds, Inc. (the “Company”) transmitted a Supplement, dated October 25, 2007, to be attached to the Statement of Additional Information of Dreyfus Bond Market Index Fund (the “Fund”), a series of the Company, dated March 1, 2007. Such filing was transmitted and filed with the Securities and Exchange Commission with Accession Number: 0000819940-07-000027.

     Although the above-referenced Supplement only pertained to the Fund, the filing was inadvertently transmitted and filed on behalf of each series of the Company. To rectify this matter, we are transmitting this filing pursuant to Rule 497(e) under the 1933 Act and will transmit an additional filing pursuant to Rule 497(e) under the 1933 Act to re-file the above-referenced Supplement, so that it is correctly transmitted and filed solely on behalf of the Fund.

     If you have any questions, please do not hesitate to contact me at (212)922-6906 or James Bitetto at (212) 922-6805.

Very truly yours,
/s/ Liliana Holguín Liliana Holguín Legal Assistant